Financial assets, liabilities and financial results (telecom activities) - Market value of derivatives - Components (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	€ 893	€ 484	€ (311)
Derivatives held for trading	176	(79)	(199)
Net derivatives	1,069	405	(510)
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	€ 893	€ 484	€ (311)